Premium income and premiums paid to reinsurers (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Premium Income

	2021	2020	2019

Life insurance	13,400	13,929	15,926

Non-life insurance	2,044	2,171	2,212

Total premium income	15,444	16,099	18,138

Accident and health insurance	1,643	1,784	1,823

General insurance	401	386	390

Non-life insurance premium income	2,044	2,171	2,212

Summary of Premiums Paid to Reinsurers

	2021	2020	2019

Life insurance	3,326	2,541	2,276

Non-life insurance	192	162	158

Total premiums paid to reinsurers	3,518	2,703	2,434

Accident and health insurance	164	137	138

General insurance	27	25	19

Non-life insurance premiums paid to reinsurers	192	162	158